CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Millions	6 Months Ended	12 Months Ended
	Jul. 31, 2010	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Cash acquired from acquisition	$ 1	$ 10	$ 8	$ 5
Science Applications International Corporation [Member]
Cash acquired from acquisition	$ 1	$ 10	$ 8	$ 5